THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 17, 2004.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2003

                Check here if Amendment [x]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
------------------
(Signature)

New York, New York
------------------
(City, State)

May 24, 2004
------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $5,741 (thousands)

The entry reported on the Information Table attached to this Amendment No.1 is a position which was previously filed confidentially with the Securities and Exchange Commission and was omitted from the original public filing of this Form 13F. Other confidential information, which was separately filed with the Securities and Exchange Commission, has been omitted from this public Form 13F.

List of Other Included Managers:

         None

                                                                  FORM 13F Amendment No. 1
                                                                                                             (SEC USE ONLY)
QTR ENDED: 9/30/03                                   Name of Reporting Manager: Sandell Asset Management



      Item 1:               Item 2 :       Item 3:   Item 4:  Item 5:     Item 6:   Item 7:           Item 8:
   Name of Issuer       Title of Class     CUSIP     Fair    Shares or  Investment Managers     Voting Authority
                                           Number    Market  Principal  Discretion  See             (Shares)
                                                     Value    Amount               Instr.V  (a)Sole (b)Shared (c)None
                                                     (X$1000)

CONCORD EFS INC             COM         206197-10-5  5,741   420,000 SH    SOLE              420,000   -      -

                                        Value Total$ 5,741

                                       Entry Total:      1
